NOTES PAYABLE	3 Months Ended
Jun. 30, 2011
NOTES PAYABLE [Text Block]
13.	NOTES PAYABLE

The Company has executed credit facilities with China CITIC Bank and Shanghai Pudong Development Bank that provided for working capital in the form of bank acceptance bills or a letter of credit. The funds borrowed under bank acceptance bills are non-interest bearing and are generally repayable within six months. The funds under the letter of credit are interesting bearing with a one-year term. Certain deposits are required and properties as collateral for the notes payable.